Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 13,006,196	₩ 13,322,492	₩ 12,871,259
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	46,723,007	46,175,011
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(33,708,273)	(32,844,487)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(8,538)	(8,032)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,248,200	1,005,857	972,800
Land [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,248,200	1,005,857
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	773,392	785,225	794,453
Buildings and structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,775,563	1,736,257
Buildings and structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,001,721)	(950,582)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	234,879	265,656	291,279
Structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	941,868	935,276
Structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(705,388)	(668,019)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,890,654	7,912,900	7,997,927
Machinery [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	37,688,793	37,100,715
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(29,796,000)	(29,185,881)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,139)	(1,934)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	485,157	497,394	487,716
Other property and equipment [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,757,617	1,771,890
Other property and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,271,597)	(1,273,655)
Other property and equipment [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(863)	(841)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,611,951	1,786,129
Rights-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,549,003	2,555,685
Rights-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(933,567)	(766,350)
Rights-of-use assets [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(3,485)	(3,206)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	761,963	1,069,331	₩ 767,751
Construction in progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 761,963	₩ 1,069,331